Significant New Business (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary Of Significant New Business	The table below sets forth a summary of significant new business that we have completed between January 1, 2018 and December 31, 2020:

Transaction	Date Completed	Total Assets Assumed	Deferred Charge Asset (1)	Total Liabilities Assumed	Net Fair Value Adjustment (2)	Primary Nature of Business
Hannover Re	August 6, 2020	$182,498	N/A	$209,713	$(27,215)	U.S. asbestos, environmental and workers' compensation liabilities
Munich Re	July 1, 2020	$100,956	N/A	$100,956	N/A	Australian public liability, professional liability and builders' warranty liabilities
AXA Group (3)	June 1, 2020	$179,681	N/A	$179,681	N/A	U.S. construction general liability
Aspen	June 1, 2020	$770,000	$11,746	$781,746	N/A	Diversified mix of property, liability and specialty lines of business across the U.S., U.K. and Europe
Lyft	March 31, 2020	$465,000	N/A	$465,000	N/A	U.S. motor
Zurich (3)	October 1, 2019	$507,061	$115,815	$622,876	N/A	U.S. asbestos and environmental liability
Maiden Re Bermuda	August 5, 2019	$445,000	$85,183	$530,183	N/A	U.S. workers' compensation and General Casualty
Amerisure	April 11, 2019	$45,463	$2,873	$48,336	N/A	U.S. construction defect
AmTrust	February 14, 2019	$1,143,949	$20,633	$1,164,582	N/A	Lloyd's property, professional, marine, non-marine, affinity annual, extended warranty and political
Allianz SE	December 31, 2018	$70,000	N/A	$70,000	N/A	Asbestos and environmental
Maiden Re Bermuda	December 27, 2018	$70,425	$1,704	$72,129	N/A	U.S. workers' compensation and motor
Coca-Cola	August 1, 2018	$103,617	$17,208	$120,825	N/A	U.S. workers' compensation, auto liability, general and product liability
Zurich Australia	February 23, 2018	$268,657	N/A	$280,764	$(12,107)	Australian motor
Neon	February 16, 2018	$525,673	N/A	$546,298	$(20,625)	Medical malpractice, general liability, professional indemnity and marine
Novae	January 29, 2018	$1,095,730	N/A	$1,163,198	$(67,468)	Financial, casualty, marine and energy, professional indemnity, aviation, motor and property
The table below sets forth a summary of significant new business that we have signed or completed between January 1, 2021 and March 1, 2021:

Transaction	Date Completed	Initial Estimate of Liabilities Assumed	Primary Nature of Business
AXA Group (4)	N/A - Announced February 25, 2021	$1,395,000	Diversified mix of global casualty and professional lines
ProSight (4)	N/A - Announced January 15, 2021	$500,000	U.S. discontinued workers' compensation and excess workers' compensation lines of business and adverse development cover on a diversified mix of general liability classes of business
CNA (4)	February 5, 2021	$690,000	U.S. excess workers' compensation
Liberty Mutual (4)	January 8, 2021	$420,000	U.S. energy liability, construction liability and homebuilders liability
(1) Where the estimated ultimate losses payable exceed the premium consideration received at the inception of the agreement, a deferred charge asset is recorded.
(2) When the fair value option is elected for any retroactive reinsurance agreement, an initial net fair value adjustment is recorded at the inception of the agreement.
(3) Effective October 1, 2020 and 2019, we ceded 10% of the AXA Group and Zurich transactions, respectively, to Enhanzed Reinsurance Ltd. ("Enhanzed Re"), in which we have an investment, on the same terms and conditions as those received by us.
(4) The retroactive reinsurance agreements with AXA Group, ProSight, CNA and Liberty Mutual either closed or are expected to close in 2021 and therefore the related balances are not included in our consolidated financial statements as of December 31, 2020.
The table below sets forth a summary of significant new business that we have completed between January 1, 2021 and March 31, 2021 and included in our unaudited condensed consolidated financial statements as of March 31, 2021:

Transaction	Date Completed	Total Assets Assumed	Deferred Charge Asset (1)	Total Liabilities Assumed	Net Fair Value Adjustment (2)	Primary Nature of Business
CNA (3)	February 5, 2021	$651,736	$105,479	$757,215	N/A	U.S. excess workers' compensation
Liberty Mutual (3)	January 8, 2021	$363,159	$25,402	$388,561	N/A	U.S. energy liability, construction liability and homebuilders liability
The table below sets forth a summary of significant new business that we have completed between April 1, 2021 and June 11, 2021 or is pending completion as of June 11, 2021:

Transaction	Date Transaction Announced or Completed	Initial Estimate of Liabilities Assumed	Primary Nature of Business
Hiscox (3)	Completed on June 3, 2021	$520,000	Diversified portfolio of legacy insurance business, including surplus lines broker business
AXA Group (3) (4)	Completed on May 3, 2021	$1,395,000	Diversified mix of global casualty and professional lines
ProSight (3)	N/A - Announced January 15, 2021	$500,000	U.S. discontinued workers' compensation and excess workers' compensation lines of business and adverse development cover on a diversified mix of general liability classes of business
(1) Where the estimated ultimate losses payable exceed the premium consideration received at the inception of the agreement, a deferred charge asset is recorded.
(2) When the fair value option is elected for any retroactive reinsurance agreement, an initial net fair value adjustment is recorded at the inception of the agreement.
(3) As of December 31, 2020, the transactions with CNA, Liberty Mutual, Hiscox, AXA Group and ProSight had not closed; therefore, the related balances were not included in our consolidated financial statements as of December 31, 2020.
(4) The loss portfolio transfer and adverse development cover transaction with AXA Group was completed by one of our (re)insurance subsidiaries and guaranteed by Enstar.